Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Domestic	$ (10,452)	$ (5,034)	$ (4,679)
Foreign	(5,238)	(1,181)	3
Loss before tax benefit (expense)	$ (15,690)	$ (6,215)	$ (4,676)